                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON             November 12, 2010
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:    420,972
                                        (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             TITLE         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICREDIT CORP             NOTE 0.750% 9/1  03060RAP6     483     485,000 PRN         SOLE                485,000    0     0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146  27,258   4,200,000 SH          SOLE              4,200,000    0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  23,655         190 SH          SOLE                    190    0     0
BP PLC                       SPONSORED ADR    055622104     412      10,000 SH          SOLE                 10,000    0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW10   17133Q106   3,702     165,111 SH          SOLE                165,111    0     0
COMPUCREDIT HLDGS            NOTE 5.875%11/3  20478NAD2   3,780   8,950,000 PRN         SOLE              8,950,000    0     0
CRYPTOLOGIC LIMITED          SHS              G3159C109      82      60,000 SH          SOLE                 60,000    0     0
EXPRESSJET HOLDINGS INC      NOTE 11.250% 8/0 30218UAB4   1,550   1,554,000 PRN         SOLE              1,554,000    0     0
FLAGSTONE REINSURANCE HOLDIN COM              L3466T104  15,915   1,500,000 SH          SOLE              1,500,000    0     0
GANNETT INC                  COM              364730101   3,951     323,035 SH          SOLE                323,035    0     0
INTERNATIONAL COAL GRP INC N COM              45928H106  15,960   3,000,000 SH          SOLE              3,000,000    0     0
KING PHARMACEUTICALS INC     COM              495582108  67,010   6,727,900 SH          SOLE              6,727,900    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1  43,092  39,000,000 PRN         SOLE             39,000,000    0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   4,712   6,963,000 PRN         SOLE              6,963,000    0     0
MANNKIND CORP                COM              56400P201  13,871   2,051,924 SH          SOLE              2,051,924    0     0
MEDIA GEN INC                CL A             584404107   8,504     949,082 SH          SOLE                949,082    0     0
NOKIA CORP                   SPONSORED ADR    654902204     301      30,000 SH          SOLE                 30,000    0     0
OFFICE DEPOT INC             COM              676220106   1,713     372,503 SH          SOLE                372,503    0     0
OVERSTOCK COM INC DEL        COM              690370101  34,894   2,219,709 SH          SOLE              2,219,709    0     0
OVERSTOCK COM INC DEL        NOTE 3.750%12/0  690370AB7  10,009  10,120,000 PRN         SOLE             10,120,000    0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104     616      20,000 SH          SOLE                 20,000    0     0
SANOFI AVENTIS               SPONSORED ADR    80105N105  13,632     410,000 SH          SOLE                410,000    0     0
SEARS HLDGS CORP             COM              812350106  24,073     333,700 SH          SOLE                333,700    0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   2,970     170,000 SH          SOLE                170,000    0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  28,350   6,123,200 SH          SOLE                170,000    0     0
SYMETRA FINL CORP            COM              87151Q106   1,820     174,000 SH          SOLE                174,000    0     0
UTSTARCOM INC                COM              918076100   2,706   1,247,051 SH          SOLE              1,247,051    0     0
VALEANT PHARMACEUTICALS INTL COM              91911X104  38,819   1,437,200 SH          SOLE              1,437,200    0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     248      10,000 SH          SOLE                 10,000    0     0
WATSON PHARMACEUTICALS INC   COM              942683103  26,884     635,400 SH          SOLE                635,400    0     0